Cover	Aug. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Entity File Number	333-134991
Entity Registrant Name	ZZLL INFORMATION TECHNOLOGY, INC.
Entity Central Index Key	0001365357
Entity Tax Identification Number	20-3486523
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 1504, 15/F, Carnival Commercial Building
Entity Address, Address Line Two	18 Java Road
Entity Address, City or Town	North Point
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	3705 1571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ZZLL
Security Exchange Name	NONE
Entity Emerging Growth Company	false